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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3009
Columbia Funds Trust II
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Newport Greater China Fund

		Shares	Value ($)*
Common Stocks – 97.1%
CONSUMER DISCRETIONARY – 7.6%
Distributors – 4.8%
	China Resources Enterprise Ltd.	652,000	894,453
	Li & Fung Ltd.	1,580,000	3,042,543
	Distributors Total		3,936,996
Specialty Retail – 2.8%
	Esprit Holdings Ltd.	315,000	2,248,464
	Specialty Retail Total		2,248,464
	CONSUMER DISCRETIONARY TOTAL		6,185,460
CONSUMER STAPLES – 2.5%
Beverages – 0.5%
	Dynasty Fine Wines Group Ltd. (a)	1,154,000	421,702
	Beverages Total		421,702
Food & Staples Retailing – 0.5%
	Convenience Retail Asia Ltd.	1,176,000	392,835
	Food & Staples Retailing Total		392,835
Food Products – 1.5%
	China Mengniu Dairy Co., Ltd. (a)	534,000	349,555
	People’s Food Holdings Ltd.	1,564,000	874,830
	Food Products Total		1,224,385
	CONSUMER STAPLES TOTAL		2,038,922
ENERGY – 6.9%
Oil & Gas – 6.9%
	CNOOC Ltd.	2,772,500	1,517,031
	PetroChina Co., Ltd., Class H	6,378,000	4,126,855
	Oil & Gas Total		5,643,886
	ENERGY TOTAL		5,643,886
FINANCIALS – 22.9%
Commercial Banks – 6.5%
	Chinatrust Financial Holding Co., Ltd.	2,769,247	3,106,037
	Dah Sing Financial Group	224,800	1,443,932
	Hang Seng Bank Ltd.	58,000	777,994
	Commercial Banks Total		5,327,963
Diversified Financial Services – 2.0%
	Aeon Credit Service Co., Ltd.	524,000	328,340
	Guoco Group Ltd.	89,000	900,040
	JCG Holdings Ltd.	424,000	408,550
	Diversified Financial Services Total		1,636,930
Insurance – 3.5%
	Cathay Financial Holding Co., Ltd.	1,143,000	2,179,458

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	China Insurance International Holdings Co., Ltd. (a)	1,726,000	632,182
	Insurance Total		2,811,640
Real Estate – 10.9%
	Cheung Kong Holdings Ltd.	114,000	1,039,999
	Henderson Land Development Co., Ltd.	602,000	2,745,483
	Shanghai Forte Land Co., Ltd., Class H	1,522,000	401,081
	Sun Hung Kai Properties Ltd.	332,000	3,159,053
	Swire Pacific Ltd., Class A	185,000	1,586,533
	Real Estate Total		8,932,149
	FINANCIALS TOTAL		18,708,682
HEALTH CARE – 0.3%
Health Care Equipment & Supplies – 0.3%
	Pihsiang Machinery Manufacturing Co., Ltd.	128,698	273,856
	Health Care Equipment & Supplies Total		273,856
	HEALTH CARE TOTAL		273,856
INDUSTRIALS – 16.9%
Electrical Equipment – 1.2%
	Johnson Electric Holdings Ltd.	1,049,000	981,437
	Electrical Equipment Total		981,437
Industrial Conglomerates – 7.1%
	China Merchants Holdings International Co., Ltd.	1,778,000	3,323,775
	Hutchison Whampoa Ltd.	278,200	2,414,633
	Industrial Conglomerates Total		5,738,408
Marine – 3.2%
	Cosco Pacific Ltd.	1,356,000	2,626,539
	Marine Total		2,626,539
Transportation Infrastructure – 5.4%
	Anhui Expressway Co., Ltd., Class H	1,442,000	972,236
	Jiangsu Expressway Co., Ltd., Class H	2,198,000	1,014,809
	Zhejiang Expressway Co., Ltd., Class H	3,628,000	2,442,765
	Transportation Infrastructure Total		4,429,810
	INDUSTRIALS TOTAL		13,776,194
INFORMATION TECHNOLOGY – 17.1%
Computers & Peripherals – 4.5%
	Acer, Inc.	1,188,582	2,247,536

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	Lite-On Technology Corp.	1,348,732	1,439,323
	Computers & Peripherals Total		3,686,859
Electronic Equipment & Instruments – 6.5%
	Delta Electronics, Inc., GDR	471,000	762,645
	Hon Hai Precision Industry Co., Ltd.	650,226	3,396,961
	Synnex Technology International Corp.	799,700	1,192,795
	Electronic Equipment & Instruments Total		5,352,401
Internet Software & Services – 0.3%
	China Finance Online Co., ADR (a)	44,400	263,292
	Internet Software & Services Total		263,292
Semiconductors & Semiconductor Equipment – 5.2%
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,335,692	4,220,799
	Semiconductors & Semiconductor Equipment Total		4,220,799
Software – 0.6%
	Ninetowns Digital World Trade Holdings Ltd., ADS (a)	66,600	465,534
	Software Total		465,534
	INFORMATION TECHNOLOGY TOTAL		13,988,885
MATERIALS – 1.8%
Metals & Mining – 1.8%
	Yanzhou Coal Mining Co., Ltd., Class H	1,801,600	1,441,981
	Metals & Mining Total		1,441,981
	MATERIALS TOTAL		1,441,981
TELECOMMUNICATION SERVICES – 10.7%
Diversified Telecommunication Services – 2.5%
	China Telecom Corp., Ltd., Class H	6,016,000	2,092,779
	Diversified Telecommunication Services Total		2,092,779
Wireless Telecommunication Services – 8.2%
	China Mobile Hong Kong Ltd.	1,476,500	5,362,040
	Taiwan Cellular Corp.	1,330,000	1,330,741
	Wireless Telecommunication Services Total		6,692,781
	TELECOMMUNICATION SERVICES TOTAL		8,785,560
UTILITIES – 10.4%
Electric Utilities – 5.1%
	Datang International Power Generation Co., Ltd., Class H	4,402,000	3,215,855
	Huaneng Power International, Inc., Class H	1,352,000	968,217
	Electric Utilities Total		4,184,072

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Gas Utilities – 5.3%
	Hong Kong & China Gas Co., Ltd.	1,390,304	2,804,820
	Xinao Gas Holdings Ltd.	2,292,000	1,486,431
	Gas Utilities Total		4,291,251
	UTILITIES TOTAL		8,475,323

	Total Common Stocks (cost of $57,068,573)		79,318,749

		Par ($)
Short-Term Obligation – 2.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Bond maturing 11/15/16, market value of $1,648,428 (repurchase proceeds $1,615,130).	1,615,000	1,615,000

	Total Short-Term Obligation (cost of $1,615,000)		1,615,000

	Total Investments – 99.1% (cost of $58,683,573)(b)(c)		80,933,749

	Other Assets & Liabilities, Net – 0.9%		718,485

	Net Assets – 100.0%		81,652,234

Notes to Investment Portfolio:
*	Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $58,683,573.
(c)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$26,048,790	$(3,798,614)	$22,250,176

Summary of Securities		% of Total
by Country	Value ($)	Investments
Hong Kong	40,888,364	50.5%
Taiwan	20,150,151	24.9
China	17,405,404	21.5
United States*	1,615,000	2.0
Singapore	874,830	1.1
	$80,933,749	100.0%

*Represents short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust II

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005